Investments - Realized Gains and Losses on Sales of Available-for-Sale Securities (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Debt Securities, Available-for-sale [Line Items]
Gross realized gains	¥ 5,101	¥ 36,183
Gross realized losses	(3,694)	(6,167)
Net realized gains (losses) on sales of available-for-sale securities	¥ 1,407	¥ 30,016